INVENTORIES - Summary of Changes In The Provision For Inventory Losses (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Disclosure of Changes In The Provision For Inventory Losses [Abstract]
Beginning balance		R$ (602,314)	[1]	R$ (185,232)
Additions, net of reversals	[2]	(407,207)		(673,201)
Write-offs	[3]	396,233		354,692
Exchange rate variation		(2,657)		(98,573)
Ending balance		R$ (615,945)		R$ (602,314)	[1]

[1]	the original amounts presented as of December 31, 2020 were reclassified for a better disclosure. Note that this reclassification does not impact the total amount originally presented as provision for inventory losses.
[2]	It refers to the recognition of net allowance for losses due to discontinuation, expiration and quality, to cover expected losses on the realization of inventories, pursuant to the policy of the Company.
[3]	It consists of write-offs of products for which there already had an allowance for losses, where the Company has no expectation of sales/realization.